Material Accounting Policies - Schedule of Diluted Loss Per Share as their Effect would be Antidilutive (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units [Member]
Schedule of Diluted Loss Per Share as their Effect would be Antidilutive [Line Items]
Restricted Stock Units	1,727,742	1,780,328